Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
International Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 96.3%
Canada — 11.9%
Alimentation Couche-Tard, Inc.	79,201	$4,022,297
Canadian National Railway Co.	27,372	2,964,217
Constellation Software, Inc.	8,013	16,542,619
Intact Financial Corp.	35,516	5,177,897
		28,707,030
China — 2.4%
Yum China Holdings, Inc.	101,480	5,679,668
France — 8.7%
Air Liquide S.A.	42,310	7,126,340
EssilorLuxottica S.A.	32,028	5,571,129
Hermes International SCA	1,871	3,410,512
L'Oreal S.A.	11,589	4,802,622
		20,910,603
India — 3.4%
Tata Consultancy Services Ltd.	194,851	8,250,419
Ireland — 4.4%
Experian PLC	102,920	3,366,263
Flutter Entertainment PLC*	43,594	7,111,506
		10,477,769
Italy — 4.1%
Ferrari N.V.	33,377	9,839,055
Japan — 6.5%
Hoya Corp.	33,886	3,470,519
Keyence Corp.	7,833	2,896,846
Obic Co., Ltd.	60,957	9,236,235
		15,603,600
Netherlands — 5.0%
IMCD N.V.	18,175	2,297,952
Wolters Kluwer N.V.	80,499	9,746,458
		12,044,410
Spain — 2.4%
Amadeus IT Group S.A.	93,983	5,676,827
Sweden — 2.6%
Epiroc AB, Class A	324,555	6,162,411
Switzerland — 7.6%
Alcon, Inc.	136,174	10,508,201
Nestle S.A.	69,157	7,828,297
		18,336,498
Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	54,155	4,706,069
United Kingdom — 22.0%
Ashtead Group PLC	112,110	6,798,645
Diageo PLC	104,913	3,867,945
Halma PLC	143,050	3,370,363
London Stock Exchange Group PLC	117,645	11,791,080
RELX PLC	435,477	14,692,965
	Number of Shares	Value†

United Kingdom — (continued)
Rentokil Initial PLC	1,331,000	$9,882,160
Spirax-Sarco Engineering PLC	20,251	2,344,119
		52,747,277
United States — 13.3%
Aon PLC, Class A	26,529	8,601,232
Mastercard, Inc., Class A	35,195	13,934,053
Mettler-Toledo International, Inc.*	3,003	3,327,534
Schlumberger N.V.	105,376	6,143,421
		32,006,240
TOTAL COMMON STOCKS (Cost $224,259,226)		231,147,876

WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc., expiration date 03/31/40* (Cost $0)	8,360	0

SHORT-TERM INVESTMENTS — 4.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $11,099,299)	11,099,299	11,099,299
TOTAL INVESTMENTS — 100.9% (Cost $235,358,525)		$242,247,175
Other Assets & Liabilities — (0.9)%		(2,071,015)
TOTAL NET ASSETS — 100.0%		$240,176,160

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AB— Aktiebolag.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 9/30/2023††
United Kingdom	22%
United States	18
Canada	12
France	9
Switzerland	8
Japan	6
Netherlands	5
Other	20
Total	100%
††	% of total investments as of September 30, 2023.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
International Equity Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Apparel	1.5%	$3,410,512
Auto Manufacturers	4.2	9,839,055
Beverages	1.7	3,867,945
Chemicals	3.1	7,126,340
Commercial Services	17.5	40,416,860
Computers	7.6	17,486,654
Cosmetics & Personal Care	2.1	4,802,622
Distribution & Wholesale	1.0	2,297,952
Diversified Financial Services	11.1	25,725,133
Electronics	4.4	10,168,416
Entertainment	3.1	7,111,506
Food	3.4	7,828,297
Healthcare Products	6.9	16,079,330
Insurance	6.0	13,779,129
Machinery — Construction & Mining	2.7	6,162,411
Machinery — Diversified	2.3	5,240,965
Media	4.2	9,746,458
Oil & Gas Services	2.6	6,143,421
Retail	4.2	9,701,965
Semiconductors	2.0	4,706,069
Software	7.1	16,542,619
Transportation	1.3	2,964,217
	100.0%	$231,147,876
2